Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (PVP)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)T	Net Income ($ millions)	Adjusted Operating Income ($ millions) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$5,424,092	$7,784,940	$973,594	$1,272,020	$202.00	$145.77	$47.3	$599.9

2022	$5,134,642	($592,211)	$1,286,316	$642,330	$170.74	$143.03	$24.0	$189.0

2021	$5,665,022	$13,324,194	$871,151	$1,334,099	$236.32	$137.50	$59.1	$128.6

2020	$5,597,167	$14,231,265	$1,393,619	$1,590,991	$174.54	$119.63	$308.1	$149.8

(1)
Ms. Evanko served as principal executive officer (PEO) for the full year of each 2023, 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2023, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, and Mr. Belling; (b) for 2022, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote and Mr. Belling; (c) for 2021, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote, Mr. Belling and Scott Merkle (our former CFO); and (d) for 2020, Mr. Hotchkiss, Mr. Vinci and John Bishop (our former COO). Summary Compensation Table figures for the 2022, 2021 and 2020 have been updated to reflect the fair values for stock option awards granted in each respective year.

(2)
The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (“CAP”) to our principal executive officer (PEO) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022	2023

SCT Total	$5,597,167	$5,665,022	$5,134,642	$5,424,092

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,382,730)	($4,659,031)	($3,512,927)	($3,626,892)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,412,723	$6,796,986	$2,500,606	$4,519,203

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$5,611,101	$3,321,555	($4,181,594)	$1,114,549

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($6,996)	$2,199,662	($532,938)	$353,988

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0

Compensation Actually Paid	$14,231,265	$13,324,194	($592,211)	$7,784,940

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022	2023

Average SCT Total	$1,393,619	$871,151	$1,286,316	$973,594

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($503,838)	($413,163)	($806,953)	($334,948)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$549,687	$569,911	$569,628	$417,272

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$361,663	$283,527	($351,834)	$179,180

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$467	$62	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,861	$22,206	($54,888)	$36,921

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($215,001)	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0

Average Compensation Actually Paid	$1,590,991	$1,334,099	$642,330	$1,272,020

(3)
We select the peer companies that comprise the Peer Group Index solely on the basis of objective criteria. These criteria result in an index composed of oil field equipment/service and other comparable industrial companies. During 2023, we modified our peer group to include certain competitors of Howden. The cumulative total return comparison presents both the current and previous Peer Group Index. The current Peer Group Index is comprised of Air Products and Chemicals, Inc., Atlas Copco AB, Baker Hughes Company, Barnes Group Inc., Burckhardt Compression Holding AG, ChampionX Corporation, Cheniere Energy, Inc., CIMC Enric Holdings Limited, CNH Industrial N.V., EnPro Inc., ESCO Technologies Inc., Franklin Electric Co., Inc., IDEX Corporation, ITT Inc., New Fortress Energy LLC, NIKKISO CO., LTD., Plug Power Inc., SPX Corporation and Worthington Enterprises, Inc. The previous Peer Group Index is comprised of Air Products and Chemicals, Inc., Baker Hughes Company, Barnes Group Inc., ChampionX Corporation, Cheniere Energy, Inc., CIMC Enric Holdings Limited, CNH Industrial N.V., EnPro Inc., ESCO Technologies Inc., Franklin Electric Co., Inc., Harsco Corporation, IDEX Corporation, ITT Inc., New Fortress Energy LLC, NIKKISO CO., LTD., Plug Power Inc., SPX Corporation and Worthington Enterprises, Inc. A comparison of TSR for the current and previous Peer Groups are shown below:

Peer TSR Comparison	2020	2021	2022	2023
Peer Group Index - Current	119.63	137.50	143.03	145.77
Peer Group Index - Previous	119.91	138.40	144.97	147.01

(4)	Adjusted Operating Income is a Non-GAAP measure and is calculated for the periods presented by adding restructuring, transaction-related and other one-time costs to Operating Income, as reported.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	Our
non-PEO
	named executive officers (NEOs) included: (a) for 2023, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, and Mr. Belling; (b) for 2022, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote and Mr. Belling; (c) for 2021, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote, Mr. Belling and Scott Merkle (our former CFO); and (d) for 2020, Mr. Hotchkiss, Mr. Vinci and John Bishop (our former COO).
Peer Group Issuers, Footnote
(3)
We select the peer companies that comprise the Peer Group Index solely on the basis of objective criteria. These criteria result in an index composed of oil field equipment/service and other comparable industrial companies. During 2023, we modified our peer group to include certain competitors of Howden. The cumulative total return comparison presents both the current and previous Peer Group Index. The current Peer Group Index is comprised of Air Products and Chemicals, Inc., Atlas Copco AB, Baker Hughes Company, Barnes Group Inc., Burckhardt Compression Holding AG, ChampionX Corporation, Cheniere Energy, Inc., CIMC Enric Holdings Limited, CNH Industrial N.V., EnPro Inc., ESCO Technologies Inc., Franklin Electric Co., Inc., IDEX Corporation, ITT Inc., New Fortress Energy LLC, NIKKISO CO., LTD., Plug Power Inc., SPX Corporation and Worthington Enterprises, Inc. The previous Peer Group Index is comprised of Air Products and Chemicals, Inc., Baker Hughes Company, Barnes Group Inc., ChampionX Corporation, Cheniere Energy, Inc., CIMC Enric Holdings Limited, CNH Industrial N.V., EnPro Inc., ESCO Technologies Inc., Franklin Electric Co., Inc., Harsco Corporation, IDEX Corporation, ITT Inc., New Fortress Energy LLC, NIKKISO CO., LTD., Plug Power Inc., SPX Corporation and Worthington Enterprises, Inc. A comparison of TSR for the current and previous Peer Groups are shown below:

Peer TSR Comparison	2020	2021	2022	2023
Peer Group Index - Current	119.63	137.50	143.03	145.77
Peer Group Index - Previous	119.91	138.40	144.97	147.01

PEO Total Compensation Amount	$ 5,424,092	$ 5,134,642	$ 5,665,022	$ 5,597,167
PEO Actually Paid Compensation Amount	$ 7,784,940	(592,211)	13,324,194	14,231,265
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022	2023

SCT Total	$5,597,167	$5,665,022	$5,134,642	$5,424,092

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,382,730)	($4,659,031)	($3,512,927)	($3,626,892)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,412,723	$6,796,986	$2,500,606	$4,519,203

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$5,611,101	$3,321,555	($4,181,594)	$1,114,549

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($6,996)	$2,199,662	($532,938)	$353,988

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0

Compensation Actually Paid	$14,231,265	$13,324,194	($592,211)	$7,784,940

Non-PEO NEO Average Total Compensation Amount	$ 973,594	1,286,316	871,151	1,393,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,272,020	642,330	1,334,099	1,590,991
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022	2023

Average SCT Total	$1,393,619	$871,151	$1,286,316	$973,594

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($503,838)	($413,163)	($806,953)	($334,948)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$549,687	$569,911	$569,628	$417,272

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$361,663	$283,527	($351,834)	$179,180

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$467	$62	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,861	$22,206	($54,888)	$36,921

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($215,001)	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0

Average Compensation Actually Paid	$1,590,991	$1,334,099	$642,330	$1,272,020

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The four items listed below represent the most important performance metrics we used to determine CAP for 2023 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Elements of Compensation.”

Most Important Performance Measures
☐ Adjusted Operating Income ☐ Free Cash Flow ☐ ROIC ☐ Relative TSR

Total Shareholder Return Amount	$ 202	170.74	236.32	174.54
Peer Group Total Shareholder Return Amount	145.77	143.03	137.5	119.63
Net Income (Loss)	$ 47,300,000	$ 24,000,000	$ 59,100,000	$ 308,100,000
Company Selected Measure Amount	599,900,000	189,000,000	128,600,000	149,800,000
PEO Name	Ms. Evanko
Peer Group Index Previous	$ 147.01	$ 144.97	$ 138.4	$ 119.91
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(4)	Adjusted Operating Income is a Non-GAAP measure and is calculated for the periods presented by adding restructuring, transaction-related and other one-time costs to Operating Income, as reported.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,626,892)	(3,512,927)	(4,659,031)	(3,382,730)
PEO | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,519,203	2,500,606	6,796,986	6,412,723
PEO | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,549	(4,181,594)	3,321,555	5,611,101
PEO | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,988	(532,938)	2,199,662	(6,996)
PEO | Fair Value As Of Prior Fiscal YearEnd Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,948)	(806,953)	(413,163)	(503,838)
Non-PEO NEO | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,272	569,628	569,911	549,687
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,180	(351,834)	283,527	361,663
Non-PEO NEO | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	62	467	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,921	(54,888)	22,206	4,861
Non-PEO NEO | Fair Value As Of Prior Fiscal YearEnd Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(215,001)
Non-PEO NEO | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0